Note 10 - Employee Benefit Plan - Assumptions (Details) - Share-based Payment Arrangement, Option [Member]	12 Months Ended
Mar. 31, 2021
Weighted-average volatility	127.00%
Expected term (in years) (Year)	10 years
Risk-free interest rate	0.93%